Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	TOYO Co., Ltd
Document Type	F-1
Amendment Flag	false
Entity Central Index Key	0001985273
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Tennoz First Tower F5
Entity Address, Address Line Two	2-2-4Higashi-shinagawa
Entity Address, Address Line Three	Shinagawa-kuTokyo
Entity Address, Country	JP
Entity Address, City or Town	Japan
Entity Address, Postal Zip Code	140-0002
City Area Code	+81
Local Phone Number	3-6433-2789
Business Contact
Document Information Line Items
Entity Address, Address Line One	Puglisi & Associates850 Library Avenue
Entity Address, Address Line Two	Suite 204Newark
Entity Address, City or Town	Delaware
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680